RELATED PARTY TRANSACTIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 10 - RELATED PARTY TRANSACTIONS

For the three months ended September 30, 2023 and 2022, options for the purchase of 3,300 and 600, respectively, of common stock were granted to the Company’s directors, officers, employees and consultants. For the nine months ended September 30, 2023 and 2022, options for the purchase of 16,000 and 22,800, respectively, of common stock were granted to the Company’s directors, officers, employees and consultants.

NOTE 11 - RELATED PARTY TRANSACTIONS

For the years ended December 31, 2022 and 2021, options for the purchase of 144,766 and 38,760, respectively, of Common Stock were granted to the Company’s directors, officers, employees and consultants.